DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ɏ	Represents 7 Day subsidized yield as of 1/31/25
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2025.
∞	Rates reflect the effective yields at purchase date.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (9.8%)
	Alphabet, Inc. (GOOG US), Class C	1,177,818	$242,159,381
	Alphabet, Inc. (GOOGL US), Class A	1,445,981	295,009,044
	AT&T, Inc.	1,775,292	42,127,679
*	Charter Communications, Inc., Class A	23,984	8,286,232
	Comcast Corp., Class A	945,223	31,816,206
	Electronic Arts, Inc.	58,642	7,207,688
	Fox Corp. (FOX US), Class B	31,983	1,554,374
	Fox Corp. (FOXA US), Class A	55,334	2,831,994
	Interpublic Group of Cos., Inc.	91,389	2,620,123
*	Live Nation Entertainment, Inc.	38,505	5,570,903
	Match Group, Inc.	62,872	2,244,530
	Meta Platforms, Inc., Class A	539,471	371,792,624
*	Netflix, Inc.	105,811	103,351,952
#	News Corp. (NWS US), Class B	26,820	848,853
	News Corp. (NWSA US), Class A	94,579	2,659,562
	Omnicom Group, Inc.	47,714	4,141,098
#	Paramount Global (PARA US), Class B	143,496	1,561,237
*	Take-Two Interactive Software, Inc.	40,528	7,518,349
	T-Mobile U.S., Inc.	120,348	28,037,474
	Verizon Communications, Inc.	1,042,660	41,070,377
	Walt Disney Co.	448,468	50,703,792
*	Warner Bros Discovery, Inc.	555,793	5,802,479
TOTAL COMMUNICATION SERVICES			1,258,915,951
CONSUMER DISCRETIONARY — (11.3%)
*	Airbnb, Inc., Class A	107,322	14,077,427
*	Amazon.com, Inc.	2,315,765	550,411,025
*	Aptiv PLC	57,862	3,611,746
*	AutoZone, Inc.	4,191	14,040,730
	Best Buy Co., Inc.	47,720	4,097,239
	Booking Holdings, Inc.	8,181	38,757,978
	BorgWarner, Inc.	53,816	1,716,730
*	Caesars Entertainment, Inc.	51,096	1,842,011
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	CarMax, Inc.	38,371	$3,286,092
*	Carnival Corp.	255,814	7,078,373
*	Chipotle Mexican Grill, Inc.	336,838	19,654,497
	Darden Restaurants, Inc.	29,134	5,688,122
*	Deckers Outdoor Corp.	37,690	6,684,698
	Domino's Pizza, Inc.	8,592	3,858,839
	DR Horton, Inc.	71,832	10,192,961
	eBay, Inc.	118,128	7,971,277
*	Expedia Group, Inc.	30,091	5,144,057
	Ford Motor Co.	969,959	9,777,187
	Garmin Ltd.	37,761	8,150,712
	General Motors Co.	272,648	13,485,170
	Genuine Parts Co.	34,653	4,028,411
	Hasbro, Inc.	32,554	1,882,923
	Hilton Worldwide Holdings, Inc.	60,472	15,485,065
	Home Depot, Inc.	245,877	101,296,407
#	Las Vegas Sands Corp.	86,473	3,963,058
	Lennar Corp. (LEN US), Class A	58,914	7,731,873
	LKQ Corp.	64,058	2,395,129
	Lowe's Cos., Inc.	140,507	36,537,440
*	Lululemon Athletica, Inc.	27,939	11,572,334
	Marriott International, Inc., Class A	56,885	16,530,212
	McDonald's Corp.	177,462	51,233,279
*	MGM Resorts International	56,215	1,938,293
*	Mohawk Industries, Inc.	13,134	1,606,288
	NIKE, Inc., Class B	294,606	22,655,201
*	Norwegian Cruise Line Holdings Ltd.	107,553	3,049,128
*	NVR, Inc.	751	6,020,151
*	O'Reilly Automotive, Inc.	14,254	18,450,663
	Pool Corp.	9,398	3,235,262
	PulteGroup, Inc.	50,615	5,758,975
	Ralph Lauren Corp.	9,922	2,477,523
	Ross Stores, Inc.	81,908	12,332,069
	Royal Caribbean Cruises Ltd.	61,341	16,353,511
	Starbucks Corp.	280,460	30,199,933
#	Tapestry, Inc.	57,474	4,192,154
*	Tesla, Inc.	691,131	279,631,603
	TJX Cos., Inc.	279,007	34,817,284
#	Tractor Supply Co.	132,712	7,214,224
*	Ulta Beauty, Inc.	11,695	4,820,094
	Wynn Resorts Ltd.	23,307	2,024,213

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Yum! Brands, Inc.	69,312	$9,045,216
TOTAL CONSUMER DISCRETIONARY			1,448,004,787
CONSUMER STAPLES — (5.4%)
	Altria Group, Inc.	419,415	21,906,045
	Archer-Daniels-Midland Co.	118,656	6,078,747
	Brown-Forman Corp. (BFB US), Class B	43,463	1,434,714
	Bunge Global SA	34,497	2,626,257
	Campbell's Co.	48,986	1,899,187
	Church & Dwight Co., Inc.	60,517	6,385,754
	Clorox Co.	30,364	4,818,160
	Coca-Cola Co.	959,991	60,940,229
	Colgate-Palmolive Co.	201,573	17,476,379
	Conagra Brands, Inc.	117,333	3,037,751
	Constellation Brands, Inc., Class A	38,803	7,015,582
	Costco Wholesale Corp.	109,676	107,469,319
	Dollar General Corp.	54,951	3,904,818
*	Dollar Tree, Inc.	50,158	3,679,089
	Estee Lauder Cos., Inc., Class A	58,052	4,843,278
	General Mills, Inc.	137,921	8,294,569
	Hershey Co.	36,665	5,472,251
	Hormel Foods Corp.	72,132	2,162,517
	J.M. Smucker Co.	26,691	2,853,001
	Kellanova	65,829	5,380,204
	Kenvue, Inc.	474,298	10,097,804
	Keurig Dr. Pepper, Inc.	278,875	8,951,888
	Kimberly-Clark Corp.	82,494	10,721,745
	Kraft Heinz Co.	219,733	6,556,833
	Kroger Co.	164,664	10,149,889
	Lamb Weston Holdings, Inc.	35,953	2,155,023
	McCormick & Co., Inc. (MKC US)	62,796	4,849,735
	Molson Coors Beverage Co., Class B	43,301	2,370,730
	Mondelez International, Inc., Class A	330,809	19,183,614
*	Monster Beverage Corp.	172,139	8,384,891
	PepsiCo, Inc.	339,760	51,198,434
	Philip Morris International, Inc.	385,049	50,133,380
	Procter & Gamble Co.	582,975	96,768,020
	Sysco Corp.	121,781	8,880,271
	Target Corp.	113,621	15,669,472
	Tyson Foods, Inc., Class A	71,124	4,017,795
#	Walgreens Boots Alliance, Inc.	174,846	1,797,417
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	1,074,467	$105,469,681
TOTAL CONSUMER STAPLES			695,034,473
ENERGY — (3.1%)
	APA Corp.	89,316	1,958,700
	Baker Hughes Co.	245,750	11,348,735
#	Chevron Corp.	413,808	61,736,015
	ConocoPhillips	320,076	31,633,111
	Coterra Energy, Inc.	181,513	5,031,540
	Devon Energy Corp.	161,187	5,496,477
	Diamondback Energy, Inc.	46,474	7,638,467
	EOG Resources, Inc.	138,914	17,473,992
	EQT Corp.	146,865	7,507,739
	Exxon Mobil Corp.	1,087,894	116,219,716
	Halliburton Co.	215,873	5,617,015
	Hess Corp.	68,062	9,462,660
	Kinder Morgan, Inc.	476,632	13,097,847
	Marathon Petroleum Corp.	79,604	11,599,099
#	Occidental Petroleum Corp.	167,035	7,792,183
#	ONEOK, Inc.	144,231	14,014,926
	Phillips 66	102,299	12,057,983
	Schlumberger NV	350,161	14,104,485
	Targa Resources Corp.	53,846	10,596,893
#	Texas Pacific Land Corp.	4,659	6,043,515
	Valero Energy Corp.	78,162	10,395,546
	Williams Cos., Inc.	300,606	16,662,591
TOTAL ENERGY			397,489,235
FINANCIALS — (13.9%)
	Aflac, Inc.	123,908	13,305,241
	Allstate Corp.	65,349	12,568,573
	American Express Co.	137,684	43,707,786
	American International Group, Inc.	154,439	11,375,977
	Ameriprise Financial, Inc.	24,041	13,062,918
	Aon PLC, Class A	53,453	19,821,441
#	Apollo Global Management, Inc.	110,425	18,880,467
	Arch Capital Group Ltd.	93,032	8,658,488
	Arthur J Gallagher & Co.	61,946	18,696,542
	Assurant, Inc.	12,510	2,692,027
	Bank of America Corp.	1,652,636	76,517,047
	Bank of New York Mellon Corp.	180,263	15,490,000
*	Berkshire Hathaway, Inc., Class B	453,626	212,600,897
	Blackrock, Inc.	36,063	38,785,756
	Blackstone, Inc.	178,684	31,646,723

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Brown & Brown, Inc.	58,589	$6,131,925
	Capital One Financial Corp.	94,276	19,204,964
	Cboe Global Markets, Inc.	25,809	5,273,553
	Charles Schwab Corp.	369,993	30,605,821
#	Chubb Ltd.	92,850	25,244,058
	Cincinnati Financial Corp.	38,472	5,272,588
	Citigroup, Inc.	468,389	38,140,916
	Citizens Financial Group, Inc.	109,939	5,229,798
	CME Group, Inc.	89,324	21,126,912
*	Corpay, Inc.	17,211	6,548,613
	Discover Financial Services	61,920	12,451,493
	Erie Indemnity Co., Class A	6,143	2,475,322
	Everest Group Ltd.	10,744	3,733,647
	FactSet Research Systems, Inc.	9,469	4,492,188
	Fidelity National Information Services, Inc.	133,177	10,849,930
	Fifth Third Bancorp	165,981	7,354,618
*	Fiserv, Inc.	140,647	30,385,378
#	Franklin Resources, Inc.	75,969	1,689,551
	Global Payments, Inc.	62,494	7,052,448
	Globe Life, Inc.	20,964	2,559,495
	Goldman Sachs Group, Inc.	77,732	49,779,573
	Hartford Financial Services Group, Inc.	71,432	7,968,240
	Huntington Bancshares, Inc.	357,590	6,150,548
	Intercontinental Exchange, Inc.	141,738	22,653,985
	Invesco Ltd.	111,092	2,136,299
	Jack Henry & Associates, Inc.	17,765	3,092,709
	JPMorgan Chase & Co.	696,773	186,247,423
	KeyCorp	247,554	4,451,021
	KKR & Co., Inc.	167,021	27,904,198
	Loews Corp.	44,601	3,811,155
	M&T Bank Corp.	41,165	8,284,045
	MarketAxess Holdings, Inc.	9,437	2,082,085
	Marsh & McLennan Cos., Inc.	121,682	26,390,392
	Mastercard, Inc., Class A	202,898	112,695,636
	MetLife, Inc.	144,079	12,464,274
	Moody's Corp.	38,498	19,227,441
	Morgan Stanley	306,792	42,469,217
	MSCI, Inc.	19,450	11,607,177
	Nasdaq, Inc.	102,085	8,405,679
		Shares	Value†
FINANCIALS — (Continued)
	Northern Trust Corp.	48,613	$5,458,754
*	PayPal Holdings, Inc.	248,102	21,976,875
	PNC Financial Services Group, Inc.	98,082	19,709,578
	Principal Financial Group, Inc.	51,952	4,283,442
	Progressive Corp.	144,843	35,695,109
	Prudential Financial, Inc.	88,042	10,631,952
	Raymond James Financial, Inc.	45,496	7,665,166
	Regions Financial Corp.	225,025	5,544,616
	S&P Global, Inc.	78,642	41,004,725
	State Street Corp.	72,214	7,338,387
	Synchrony Financial	95,734	6,603,731
	T. Rowe Price Group, Inc.	55,270	6,462,168
	Travelers Cos., Inc.	56,249	13,791,130
	Truist Financial Corp.	329,256	15,679,171
	U.S. Bancorp	385,946	18,440,500
	Visa, Inc., Class A	427,720	146,194,696
	W.R. Berkley Corp.	75,113	4,418,898
	Wells Fargo & Co.	824,378	64,960,986
	Willis Towers Watson PLC	24,851	8,190,020
TOTAL FINANCIALS			1,785,504,102
HEALTH CARE — (10.4%)
	Abbott Laboratories	429,498	54,945,679
	AbbVie, Inc.	437,495	80,455,331
††	Abiomed, Inc.	13,246	206,770
	Agilent Technologies, Inc.	71,066	10,767,920
*	Align Technology, Inc.	17,330	3,797,176
	Amgen, Inc.	133,156	38,005,386
	Baxter International, Inc.	126,201	4,109,105
	Becton Dickinson & Co.	71,375	17,672,450
*	Biogen, Inc.	36,085	5,193,714
	Bio-Techne Corp.	39,597	2,912,359
*	Boston Scientific Corp.	365,091	37,370,715
	Bristol-Myers Squibb Co.	502,418	29,617,541
	Cardinal Health, Inc.	59,748	7,388,438
	Cencora, Inc.	43,367	11,024,325
*	Centene Corp.	124,567	7,976,025
*	Charles River Laboratories International, Inc.	12,857	2,118,319
	Cigna Group	68,777	20,234,881
*	Cooper Cos., Inc.	49,653	4,793,997
	CVS Health Corp.	310,476	17,535,684
	Danaher Corp.	158,972	35,409,423
*	DaVita, Inc.	11,138	1,962,516
*	Dexcom, Inc.	96,404	8,370,759

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Edwards Lifesciences Corp.	145,864	$10,567,847
	Elevance Health, Inc.	57,394	22,710,806
	Eli Lilly & Co.	195,014	158,171,955
*	GE HealthCare Technologies, Inc.	112,681	9,949,732
	Gilead Sciences, Inc.	308,447	29,981,048
	HCA Healthcare, Inc.	45,218	14,917,870
*	Henry Schein, Inc.	30,418	2,433,440
*	Hologic, Inc.	56,697	4,090,122
	Humana, Inc.	29,886	8,763,472
*	IDEXX Laboratories, Inc.	20,342	8,585,341
*	Incyte Corp.	39,922	2,960,616
*	Insulet Corp.	17,365	4,834,069
*	Intuitive Surgical, Inc.	88,205	50,442,675
*	IQVIA Holdings, Inc.	42,847	8,627,672
	Johnson & Johnson	596,012	90,683,226
	Labcorp Holdings, Inc.	20,579	5,140,634
	McKesson Corp.	31,365	18,654,334
	Medtronic PLC	317,625	28,846,703
	Merck & Co., Inc.	626,356	61,896,500
*	Mettler-Toledo International, Inc.	5,243	7,153,759
*	Moderna, Inc.	82,593	3,255,816
*	Molina Healthcare, Inc.	14,218	4,413,409
	Pfizer, Inc.	1,402,310	37,189,261
	Quest Diagnostics, Inc.	27,522	4,488,838
*	Regeneron Pharmaceuticals, Inc.	26,008	17,502,864
#	ResMed, Inc.	36,423	8,602,384
	Revvity, Inc.	30,350	3,828,046
*	Solventum Corp.	34,441	2,550,700
	STERIS PLC	24,313	5,364,663
	Stryker Corp.	84,955	33,242,042
	Teleflex, Inc.	11,265	2,030,404
	Thermo Fisher Scientific, Inc.	94,716	56,616,489
#	UnitedHealth Group, Inc.	227,788	123,572,712
	Universal Health Services, Inc., Class B	14,516	2,737,137
*	Vertex Pharmaceuticals, Inc.	63,777	29,444,565
	Viatris, Inc.	291,341	3,286,326
*	Waters Corp.	14,587	6,060,607
	West Pharmaceutical Services, Inc.	17,935	6,125,699
	Zimmer Biomet Holdings, Inc.	48,797	5,342,296
	Zoetis, Inc.	111,315	19,023,734
TOTAL HEALTH CARE			1,325,958,326
		Shares	Value†
INDUSTRIALS — (8.2%)
	3M Co.	134,583	$20,483,533
	A.O. Smith Corp.	28,714	1,932,452
	Allegion PLC	21,240	2,819,185
	AMETEK, Inc.	57,224	10,561,261
	Automatic Data Processing, Inc.	100,879	30,567,346
*	Axon Enterprise, Inc.	17,987	11,730,762
*	Boeing Co.	184,990	32,654,435
	Broadridge Financial Solutions, Inc.	28,835	6,869,074
*	Builders FirstSource, Inc.	28,549	4,775,677
	Carrier Global Corp.	206,926	13,528,822
	Caterpillar, Inc.	119,519	44,394,137
	CH Robinson Worldwide, Inc.	29,446	2,929,583
	Cintas Corp.	84,718	16,991,889
*	Copart, Inc.	216,125	12,520,121
	CSX Corp.	477,868	15,707,521
	Cummins, Inc.	34,016	12,118,200
*	Dayforce, Inc.	39,397	2,786,944
	Deere & Co.	62,888	29,969,905
	Delta Air Lines, Inc.	158,087	10,634,512
	Dover Corp.	34,074	6,940,192
	Eaton Corp. PLC	97,788	31,921,915
	Emerson Electric Co.	140,706	18,284,745
	Equifax, Inc.	30,622	8,414,313
	Expeditors International of Washington, Inc.	34,145	3,878,189
	Fastenal Co.	141,728	10,380,159
	FedEx Corp.	55,477	14,694,193
	Fortive Corp.	86,020	6,996,007
	GE Vernova, Inc.	68,283	25,461,365
*	Generac Holdings, Inc.	14,375	2,146,619
	General Dynamics Corp.	63,861	16,411,000
	General Electric Co.	268,015	54,559,814
	Honeywell International, Inc.	161,046	36,029,211
	Howmet Aerospace, Inc.	100,779	12,756,606
	Hubbell, Inc.	13,204	5,585,424
	Huntington Ingalls Industries, Inc.	9,855	1,943,997
	IDEX Corp.	18,713	4,197,513
	Illinois Tool Works, Inc.	66,321	17,187,750
	Ingersoll Rand, Inc.	99,391	9,322,876
	Jacobs Solutions, Inc.	30,368	4,255,468
	JB Hunt Transport Services, Inc.	19,445	3,329,373
	Johnson Controls International PLC	165,749	12,928,422
	L3Harris Technologies, Inc.	47,029	9,970,618
	Leidos Holdings, Inc.	33,250	4,722,497

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lennox International, Inc.	7,856	$4,654,052
	Lockheed Martin Corp.	52,270	24,198,396
	Masco Corp.	53,224	4,219,599
#	Nordson Corp.	13,274	2,923,200
	Norfolk Southern Corp.	55,792	14,243,698
	Northrop Grumman Corp.	33,944	16,539,893
	Old Dominion Freight Line, Inc.	46,216	8,578,152
	Otis Worldwide Corp.	98,373	9,386,752
	PACCAR, Inc.	129,282	14,334,788
	Parker-Hannifin Corp.	31,766	22,460,150
	Paychex, Inc.	79,421	11,728,099
	Paycom Software, Inc.	12,049	2,500,890
	Pentair PLC	41,094	4,260,626
	Quanta Services, Inc.	36,342	11,179,163
	Republic Services, Inc.	50,216	10,890,344
	Rockwell Automation, Inc.	27,768	7,731,444
	Rollins, Inc.	68,857	3,408,421
	RTX Corp.	329,242	42,455,756
	Snap-on, Inc.	13,042	4,631,866
#	Southwest Airlines Co.	148,723	4,567,283
	Stanley Black & Decker, Inc.	37,818	3,330,631
	Textron, Inc.	45,492	3,480,593
	Trane Technologies PLC	55,657	20,189,577
	TransDigm Group, Inc.	13,894	18,803,306
*	Uber Technologies, Inc.	521,040	34,831,524
	Union Pacific Corp.	150,143	37,203,934
*	United Airlines Holdings, Inc.	81,383	8,613,577
	United Parcel Service, Inc., Class B	180,611	20,631,195
	United Rentals, Inc.	16,255	12,322,265
	Veralto Corp.	61,359	6,343,907
	Verisk Analytics, Inc.	34,832	10,012,110
	Waste Management, Inc.	90,115	19,848,730
	Westinghouse Air Brake Technologies Corp.	42,438	8,823,709
	WW Grainger, Inc.	11,002	11,691,495
	Xylem, Inc.	59,794	7,416,848
TOTAL INDUSTRIALS			1,054,729,598
INFORMATION TECHNOLOGY — (30.3%)
	Accenture PLC, Class A	154,723	59,560,619
*	Adobe, Inc.	109,016	47,689,049
*	Advanced Micro Devices, Inc.	401,911	46,601,580
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Akamai Technologies, Inc.	37,479	$3,744,152
	Amphenol Corp., Class A	298,342	21,116,647
	Analog Devices, Inc.	122,811	26,022,423
*	ANSYS, Inc.	21,727	7,615,314
	Apple, Inc.	3,740,364	882,725,904
	Applied Materials, Inc.	204,170	36,822,060
*	Arista Networks, Inc.	255,920	29,489,662
*	Autodesk, Inc.	53,057	16,518,766
	Broadcom, Inc.	1,155,869	255,759,134
*	Cadence Design Systems, Inc.	67,811	20,181,910
	CDW Corp.	32,883	6,548,321
	Cisco Systems, Inc.	986,995	59,811,897
	Cognizant Technology Solutions Corp., Class A	122,525	10,121,790
	Corning, Inc.	191,205	9,957,956
*	Crowdstrike Holdings, Inc., Class A	57,596	22,927,240
	Dell Technologies, Inc., Class C	75,747	7,847,389
*	Enphase Energy, Inc.	33,046	2,058,105
*	EPAM Systems, Inc.	14,132	3,588,963
*	F5, Inc.	14,364	4,269,843
*	Fair Isaac Corp.	6,028	11,293,820
*	First Solar, Inc.	26,349	4,413,984
*	Fortinet, Inc.	157,509	15,889,508
*	Gartner, Inc.	19,118	10,377,824
	Gen Digital, Inc.	135,268	3,640,062
*	GoDaddy, Inc., Class A	34,861	7,413,192
	Hewlett Packard Enterprise Co.	322,397	6,831,592
	HP, Inc.	237,677	7,724,503
	Intel Corp.	1,067,077	20,733,306
	International Business Machines Corp.	228,977	58,549,419
	Intuit, Inc.	69,424	41,759,230
	Jabil, Inc.	27,622	4,486,089
	Juniper Networks, Inc.	81,543	2,842,589
*	Keysight Technologies, Inc.	42,814	7,635,877
	KLA Corp.	33,116	24,447,556
	Lam Research Corp.	318,723	25,832,499
	Microchip Technology, Inc.	132,653	7,203,058
	Micron Technology, Inc.	273,702	24,972,570
	Microsoft Corp.	1,839,746	763,604,975
	Monolithic Power Systems, Inc.	12,118	7,723,650
	Motorola Solutions, Inc.	41,399	19,426,481
	NetApp, Inc.	50,336	6,146,026
	NVIDIA Corp.	6,069,914	728,814,574

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NXP Semiconductors NV	62,898	$13,117,378
*	ON Semiconductor Corp.	105,866	5,541,026
	Oracle Corp.	397,940	67,673,676
#*	Palantir Technologies, Inc., Class A	507,725	41,882,235
*	Palo Alto Networks, Inc.	161,837	29,845,980
*	PTC, Inc.	29,479	5,703,597
	QUALCOMM, Inc.	275,029	47,560,765
	Roper Technologies, Inc.	26,485	15,246,090
	Salesforce, Inc.	236,665	80,868,430
	Seagate Technology Holdings PLC	52,726	5,080,677
*	ServiceNow, Inc.	51,007	51,944,509
	Skyworks Solutions, Inc.	39,528	3,508,505
#*	Super Micro Computer, Inc.	125,856	3,589,413
#*	Synopsys, Inc.	37,988	19,961,934
	TE Connectivity PLC	74,017	10,952,295
*	Teledyne Technologies, Inc.	11,532	5,896,658
	Teradyne, Inc.	39,966	4,627,663
	Texas Instruments, Inc.	225,949	41,712,445
*	Trimble, Inc.	60,342	4,523,236
*	Tyler Technologies, Inc.	10,510	6,323,236
*	VeriSign, Inc.	20,409	4,387,935
*	Western Digital Corp.	84,746	5,519,507
*	Workday, Inc., Class A	52,791	13,834,409
*	Zebra Technologies Corp., Class A	12,818	5,023,887
TOTAL INFORMATION TECHNOLOGY			3,887,066,594
MATERIALS — (1.9%)
	Air Products & Chemicals, Inc.	54,914	18,410,468
	Albemarle Corp.	29,508	2,484,278
#	Amcor PLC	355,793	3,458,308
	Avery Dennison Corp.	19,913	3,698,441
	Ball Corp.	74,170	4,131,269
	Celanese Corp.	26,462	1,879,860
	CF Industries Holdings, Inc.	43,460	4,007,447
	Corteva, Inc.	170,021	11,097,271
	Dow, Inc.	174,085	6,798,019
	DuPont de Nemours, Inc.	103,671	7,961,933
	Eastman Chemical Co.	28,559	2,845,904
	Ecolab, Inc.	62,324	15,592,842
	FMC Corp.	30,821	1,719,195
		Shares	Value†
MATERIALS — (Continued)
	Freeport-McMoRan, Inc.	356,226	$12,770,702
	International Flavors & Fragrances, Inc.	63,043	5,490,415
#	International Paper Co.	86,272	4,799,311
	Linde PLC	117,915	52,604,240
	LyondellBasell Industries NV, Class A	64,367	4,872,582
	Martin Marietta Materials, Inc.	15,080	8,205,330
	Mosaic Co.	79,631	2,220,909
	Newmont Corp.	281,915	12,043,409
	Nucor Corp.	57,740	7,415,548
	Packaging Corp. of America	21,827	4,641,730
	PPG Industries, Inc.	57,066	6,584,275
	Sherwin-Williams Co.	57,201	20,487,110
	Smurfit WestRock PLC	122,258	6,490,677
	Steel Dynamics, Inc.	35,098	4,499,564
	Vulcan Materials Co.	32,730	8,972,929
TOTAL MATERIALS			246,183,966
REAL ESTATE — (2.1%)
	Alexandria Real Estate Equities, Inc.	37,912	3,690,733
	American Tower Corp.	115,492	21,360,245
	AvalonBay Communities, Inc.	35,054	7,764,812
#	BXP, Inc.	36,359	2,659,297
	Camden Property Trust	25,942	2,949,865
*	CBRE Group, Inc., Class A	74,373	10,764,748
*	CoStar Group, Inc.	101,918	7,806,919
	Crown Castle, Inc.	107,980	9,640,454
	Digital Realty Trust, Inc.	77,295	12,665,559
	Equinix, Inc.	23,879	21,817,287
	Equity Residential	84,033	5,935,251
	Essex Property Trust, Inc.	16,004	4,554,258
	Extra Space Storage, Inc.	52,492	8,083,768
	Federal Realty Investment Trust	18,850	2,047,676
	Healthpeak Properties, Inc.	173,122	3,576,701
	Host Hotels & Resorts, Inc.	172,140	2,876,459
	Invitation Homes, Inc.	140,750	4,384,363
	Iron Mountain, Inc.	72,535	7,367,380
	Kimco Realty Corp.	164,647	3,696,325
	Mid-America Apartment Communities, Inc.	29,053	4,432,907

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*»	Millrose Properties, Inc., Class A	29,820	$277,326
	Prologis, Inc.	228,993	27,307,415
	Public Storage	39,069	11,661,315
	Realty Income Corp.	215,670	11,784,209
	Regency Centers Corp.	39,932	2,868,715
	SBA Communications Corp.	26,491	5,233,562
	Simon Property Group, Inc.	76,105	13,231,615
	UDR, Inc.	74,189	3,096,649
	Ventas, Inc.	103,124	6,230,752
	VICI Properties, Inc.	261,498	7,784,795
	Welltower, Inc.	146,200	19,953,376
	Weyerhaeuser Co.	179,624	5,500,087
TOTAL REAL ESTATE			263,004,823
UTILITIES — (2.3%)
	AES Corp.	179,669	1,976,359
	Alliant Energy Corp.	63,200	3,721,216
	Ameren Corp.	65,811	6,199,396
	American Electric Power Co., Inc.	132,613	13,043,815
	American Water Works Co., Inc.	48,350	6,026,344
	Atmos Energy Corp.	38,423	5,475,662
	CenterPoint Energy, Inc.	159,795	5,204,523
	CMS Energy Corp.	74,577	4,922,082
	Consolidated Edison, Inc.	85,625	8,026,488
	Constellation Energy Corp.	77,274	23,180,655
	Dominion Energy, Inc.	206,875	11,500,181
	DTE Energy Co.	51,315	6,151,642
	Duke Energy Corp.	191,241	21,417,080
	Edison International	96,219	5,195,826
	Entergy Corp.	106,379	8,625,209
	Evergy, Inc.	56,398	3,619,060
	Shares	Value†
UTILITIES — (Continued)
Eversource Energy	89,771	$5,177,991
Exelon Corp.	248,918	9,956,720
FirstEnergy Corp.	127,261	5,064,988
NextEra Energy, Inc.	509,326	36,447,369
NiSource, Inc.	116,573	4,348,173
NRG Energy, Inc.	49,578	5,078,770
PG&E Corp.	538,248	8,423,581
Pinnacle West Capital Corp.	28,294	2,460,446
PPL Corp.	182,082	6,117,955
Public Service Enterprise Group, Inc.	123,371	10,306,413
Sempra	157,082	13,026,810
Southern Co.	270,421	22,701,843
Vistra Corp.	84,381	14,178,539
WEC Energy Group, Inc.	77,772	7,719,649
Xcel Energy, Inc.	141,940	9,538,368
TOTAL UTILITIES		294,833,153
TOTAL COMMON STOCKS Cost ($2,935,047,467)		12,656,725,008

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	25,721,647	25,721,647
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	12,680,223	146,684,823
TOTAL INVESTMENTS — (100.0%)
(Cost $3,107,444,813)^^			$12,829,131,478
As of January 31, 2025, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	103	03/21/25	$31,242,674	$31,246,338	$3,664
Total Futures Contracts			$31,242,674	$31,246,338	$3,664

U.S. Large Company Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,258,915,951	—	—	$1,258,915,951
Consumer Discretionary	1,448,004,787	—	—	1,448,004,787
Consumer Staples	695,034,473	—	—	695,034,473
Energy	397,489,235	—	—	397,489,235
Financials	1,785,504,102	—	—	1,785,504,102
Health Care	1,325,751,556	—	$206,770	1,325,958,326
Industrials	1,054,729,598	—	—	1,054,729,598
Information Technology	3,887,066,594	—	—	3,887,066,594
Materials	246,183,966	—	—	246,183,966
Real Estate	262,727,497	$277,326	—	263,004,823
Utilities	294,833,153	—	—	294,833,153
Temporary Cash Investments	25,721,647	—	—	25,721,647
Securities Lending Collateral	—	146,684,823	—	146,684,823
Total Investments in Securities	$12,681,962,559	$146,962,149	$206,770˂˃	$12,829,131,478
Financial Instruments
Assets
Futures Contracts**	3,664	—	—	3,664
Total Financial Instruments	$3,664	—	—	$3,664
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$3,796,277,483
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,796,277,483
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$9,174,018,480
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$9,174,018,480
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$2,847,436,715
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$2,847,436,715
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$56,015,722
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$56,015,722
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.3%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.105%, FRN
(r)	4.465%, 03/18/26	100	$100,014
Federal Home Loan Bank Discount Notes
∞	4.145%, 02/24/25	600	598,318
∞	4.246%, 03/19/25	350	348,081
∞	4.299%, 04/11/25	300	297,550
Federal National Mortgage Association
	0.500%, 06/17/25	160	157,726
TOTAL AGENCY OBLIGATIONS			1,501,689
BONDS — (27.5%)
African Development Bank
	3.375%, 07/07/25	500	497,762
Apple, Inc.
	2.500%, 02/09/25	50	49,978
Asian Development Bank
	0.625%, 04/29/25	569	563,845
Asian Infrastructure Investment Bank
	0.500%, 05/28/25	580	572,868
	3.375%, 06/29/25	350	348,499
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.936%, 03/18/26	400	400,860
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r)Ω	5.114%, 07/03/25	400	400,929
CDP Financial, Inc.
	0.875%, 06/10/25	500	493,725
Ω	0.875%, 06/10/25	250	246,862
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.870%, 05/19/25	500	500,329
(r)	4.870%, 05/19/25	400	400,263
Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	4.760%, 07/07/25	656	656,509
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	5.025%, 09/12/25	1,000	1,001,916
		Face Amount	Value†
		(000)

	Commonwealth Bank of Australia, SOFR + 0.740%, FRN
(r)Ω	5.128%, 03/14/25	1,275	$1,275,708
(r)	5.128%, 03/14/25	543	543,302
	Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	5.056%, 08/28/26	250	250,761
	Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
(r)	5.077%, 07/18/25	770	771,763
	Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.080%, 01/09/26	500	501,962
	CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.624%, 04/04/25	600	601,105
	DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	5.019%, 09/12/25	1,700	1,702,238
	Exxon Mobil Corp.
	2.709%, 03/06/25	100	99,852
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.572%, 09/16/26	700	699,237
	International Bank for Reconstruction & Development, SOFR + 0.180%, FRN
(r)	4.582%, 06/15/26	1,500	1,499,010
	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	4.672%, 06/15/27	1,525	1,525,352
	International Finance Corp., SOFR + 0.280%, FRN
(r)	4.682%, 03/16/26	500	500,440
	JPMorgan Chase & Co.
	3.900%, 07/15/25	330	329,204
	JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.002%, 04/29/26	2,100	2,108,913

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.413%, 12/08/26	900	$910,470
Kommunalbanken AS
	2.125%, 02/11/25	700	699,657
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	5.399%, 06/17/26	1,296	1,308,084
Kreditanstalt fuer Wiederaufbau
	3.125%, 06/10/25	281	279,751
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.371%, 07/15/26	600	605,370
Landeskreditbank Baden-Wuerttemberg Foerderbank, SOFR + 1.000%, FRN
(r)	5.377%, 04/01/25	400	400,466
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.056%, 12/10/25	350	350,969
(r)	5.014%, 01/12/27	425	426,844
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.236%, 05/13/25	270	270,410
National Australia Bank Ltd., SOFR + 0.860%, FRN
(r)	5.269%, 06/09/25	825	826,813
Nederlandse Waterschapsbank NV
	4.875%, 02/24/25	800	800,174
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.119%, 03/19/27	325	326,435
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)Ω	4.664%, 10/04/27	500	499,704
Oesterreichische Kontrollbank AG
	1.500%, 02/12/25	355	354,740
Province of Alberta
	1.000%, 05/20/25	295	292,007
Province of Quebec
	1.500%, 02/11/25	900	899,406
	0.600%, 07/23/25	806	791,522
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.209%, 11/13/26	200	201,583
State Street Corp., SOFR + 0.640%, FRN
(r)	5.017%, 10/22/27	110	110,308
		Face Amount	Value†
		(000)

Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.383%, 08/03/26	250	$252,611
Texas Instruments, Inc.
	1.375%, 03/12/25	500	498,428
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.472%, 12/11/26	400	404,143
Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.717%, 04/16/26	700	700,082
Westpac Banking Corp., SOFR + 0.720%, FRN
(r)	5.183%, 11/17/25	58	58,233
Westpac Banking Corp., SOFR + 1.000%, FRN
(r)	5.442%, 08/26/25	1,750	1,757,487
TOTAL BONDS			32,568,889
U.S. TREASURY OBLIGATIONS — (19.3%)
U.S. Treasury Bills
∞	3.879%, 03/20/25	1,350	1,342,870
∞	3.950%, 04/03/25	800	794,459
∞	3.959%, 04/10/25	450	446,539
∞	3.966%, 04/17/25	350	347,032
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.365%, 07/31/25	1,815	1,815,763
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.390%, 04/30/26	4,908	4,912,363
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.410%, 10/31/25	7,900	7,908,372
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.485%, 01/31/26	5,350	5,360,448
TOTAL U.S. TREASURY OBLIGATIONS			22,927,846

COMMERCIAL PAPER — (50.3%)
Apple, Inc.
Ω	4.376%, 03/03/25	450	448,329
Ω	4.389%, 03/06/25	1,200	1,195,116
Australia & New Zealand Banking Group Ltd.
Ω	4.534%, 04/04/25	500	496,257
Ω	4.437%, 04/04/25	500	496,257
Bank of Montreal
	4.667%, 03/05/25	250	249,007

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
BNG Bank NV
Ω	4.374%, 04/24/25	1,200	$1,188,248
Caisse d'Amortissement de la Dette Sociale
Ω	4.789%, 02/14/25	750	748,736
Ω	4.749%, 02/18/25	750	748,375
Caisse des Depots et Consignations
Ω	4.700%, 02/03/25	450	449,838
Ω	4.723%, 02/19/25	500	498,859
Ω	4.692%, 02/24/25	750	747,836
Ω	4.665%, 02/11/25	750	749,010
Ω	4.614%, 02/12/25	500	499,280
Ω	4.627%, 03/11/25	500	497,653
CDP Financial, Inc.
Ω	4.617%, 03/10/25	650	647,027
Chevron Corp.
Ω	4.554%, 03/13/25	1,000	995,096
Cisco Systems, Inc.
Ω	4.667%, 02/07/25	715	714,401
Ω	4.618%, 03/10/25	500	497,720
Ω	4.633%, 04/03/25	1,250	1,240,723
DBS Bank Ltd.
Ω	4.677%, 02/12/25	250	249,640
Ω	4.423%, 02/28/25	500	498,316
Ω	4.453%, 05/02/25	350	346,134
DNB Bank ASA
Ω	4.747%, 02/18/25	1,000	997,849
Ω	4.748%, 02/21/25	750	748,119
Ω	4.466%, 07/21/25	1,000	979,619
Ω	4.467%, 07/23/25	650	636,601
Erste Abwicklungsanstalt
Ω	4.711%, 02/04/25	725	724,652
Ω	4.748%, 02/04/25	500	499,760
Ω	4.647%, 02/21/25	1,000	997,476
Ω	4.657%, 02/26/25	500	498,437
Ω	4.418%, 04/10/25	500	495,848
European Investment Bank
	4.718%, 02/27/25	600	598,076
	4.723%, 02/27/25	750	747,595
	4.722%, 02/27/25	1,000	996,794
	4.684%, 03/24/25	1,255	1,247,219
Export Development Canada
	4.584%, 03/11/25	500	497,711
	4.450%, 05/06/25	750	741,615
Hydro-Quebec
Ω	4.385%, 05/20/25	700	690,934
Kreditanstalt fuer Wiederaufbau
Ω	4.687%, 02/18/25	300	299,357
Ω	4.610%, 03/04/25	750	747,120
Ω	4.438%, 04/07/25	400	396,826
Ω	4.426%, 04/10/25	1,000	991,707
Ω	4.438%, 04/23/25	600	594,092
Macquarie Bank Ltd.
Ω	4.510%, 07/24/25	250	244,703
		Face Amount	Value†
		(000)
National Securities Clearing Corp.
Ω	4.423%, 03/17/25	1,000	$994,581
Ω	4.437%, 03/18/25	500	497,230
Ω	4.427%, 03/19/25	650	646,321
Ω	4.437%, 03/31/25	450	446,799
Ω	4.428%, 04/17/25	750	743,120
Nederlandse Waterschapsbank NV
Ω	4.665%, 02/28/25	1,000	996,620
Ω	4.387%, 04/10/25	500	495,898
Ω	4.379%, 04/11/25	1,000	991,678
Nestle Finance International Ltd.
Ω	4.719%, 02/04/25	500	499,765
Ω	4.465%, 03/28/25	1,000	993,328
Ω	4.424%, 03/31/25	275	273,067
Novartis Finance Corp.
Ω	4.455%, 02/03/25	500	499,821
NRW Bank
Ω	4.692%, 02/10/25	450	449,467
Ω	4.685%, 02/14/25	250	249,585
Ω	4.404%, 05/07/25	575	568,459
Province of Alberta
Ω	4.444%, 02/21/25	500	498,742
Ω	4.508%, 02/21/25	600	598,490
Ω	4.399%, 03/03/25	250	249,071
Province of British Columbia
	4.495%, 05/06/25	1,000	988,530
Province of Ontario Canada
	4.393%, 05/27/25	1,200	1,183,324
	4.394%, 05/28/25	1,250	1,232,482
Province of Quebec
Ω	4.459%, 03/20/25	500	497,152
Ω	4.366%, 02/24/25	500	498,564
PSP Capital, Inc.
Ω	4.476%, 04/14/25	1,000	991,278
Ω	4.428%, 04/08/25	500	495,994
Ω	4.392%, 04/25/25	750	742,485
Ω	0.074%, 06/16/25	1,250	1,229,647
Royal Bank of Canada
Ω	4.457%, 07/14/25	500	490,181
Ω	4.478%, 07/15/25	750	735,184
Sanofi SA
Ω	4.410%, 03/14/25	750	746,214
Ω	4.431%, 03/14/25	600	596,971
Ω	4.421%, 03/21/25	450	447,351
Siemens Capital Co. LLC
Ω	4.496%, 02/11/25	1,660	1,657,829
Ω	4.359%, 03/27/25	1,200	1,192,137
Ω	4.370%, 03/28/25	500	496,664
Svensk Exportkredit AB
	4.713%, 02/10/25	500	499,403
	4.688%, 02/25/25	500	498,513

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Svenska Handelsbanken AB
Ω	4.425%, 07/29/25	1,200	$1,174,245
Toronto-Dominion Bank
Ω	4.580%, 04/22/25	250	247,529
United Overseas Bank Ltd.
Ω	4.741%, 02/03/25	1,250	1,249,550
Ω	4.741%, 02/05/25	1,100	1,099,339
Ω	4.732%, 02/07/25	425	424,642
TOTAL COMMERCIAL PAPER (Cost $59,685,082)			59,681,218
TOTAL INVESTMENT SECURITIES (Cost $116,625,363)			116,679,642

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.6%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	1,939,454	$1,939,454
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $118,564,829)^^			$118,619,108
As of January 31, 2025, the value of Rule 144A securities amounted to $58,035,401 or 49.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,501,689	—	$1,501,689
Bonds	—	32,568,889	—	32,568,889
U.S. Treasury Obligations	—	22,927,846	—	22,927,846
Commercial Paper	—	59,681,218	—	59,681,218
Temporary Cash Investments	$1,939,454	—	—	1,939,454
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	$1,939,454	$116,679,654	—	$118,619,108

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (19.0%)
Federal Home Loan Bank Discount Notes
∞	3.601%, 02/05/25	7,100	$7,095,853
∞	3.778%, 02/07/25	4,975	4,970,932
∞	3.985%, 02/12/25	5,125	5,117,816
∞	4.225%, 03/12/25	5,750	5,723,167
∞	4.229%, 03/14/25	2,750	2,736,525
∞	4.269%, 03/28/25	375	372,550
∞	4.330%, 05/02/25	1,450	1,434,698
TOTAL AGENCY OBLIGATIONS			27,451,541
U.S. TREASURY OBLIGATIONS — (80.4%)
U.S. Treasury Bills
∞	1.125%, 02/04/25	3,000	2,999,649
∞	1.804%, 02/06/25	6,500	6,497,720
∞	2.824%, 02/11/25	350	349,670
∞	3.033%, 02/13/25	11,200	11,186,783
∞	3.629%, 02/27/25	4,000	3,988,707
∞	3.725%, 03/04/25	4,500	4,484,584
∞	3.755%, 03/06/25	3,430	3,417,462
∞	3.783%, 03/18/25	5,000	4,974,755
∞	3.907%, 03/25/25	300	298,240
∞	3.922%, 03/27/25	2,000	1,987,785
∞	3.959%, 04/10/25	3,300	3,274,620
∞	3.966%, 04/17/25	10,500	10,410,947
∞	3.985%, 04/24/25	5,100	5,052,593
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.365%, 07/31/25	13,295	13,300,589
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.390%, 04/30/26	6,750	6,756,000
U.S. Treasury Notes, 3M USTMMR + 0.169%, FRN
(r)	4.409%, 04/30/25	10,195	10,198,737
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.410%, 10/31/25	12,850	12,863,618
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	4.445%, 10/31/26	2,185	2,190,333
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.485%, 01/31/26	11,885	11,908,211
TOTAL U.S. TREASURY OBLIGATIONS			116,141,003
TOTAL INVESTMENT SECURITIES (Cost $143,522,618)			143,592,544

		Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	913,761	913,761
TOTAL INVESTMENTS — (100.0%)
(Cost $144,436,379)^^			$144,506,305

DFA Two-Year Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$27,451,541	—	$27,451,541
U.S. Treasury Obligations	—	116,141,003	—	116,141,003
Temporary Cash Investments	$913,761	—	—	913,761
Total Investments in Securities	$913,761	$143,592,544	—	$144,506,305

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (74.8%)
U.S. Core Equity 2 Portfolio	130,886,735	$5,202,747,705
U.S. Core Equity 1 Portfolio	38,973,939	1,737,847,940
DFA Real Estate Securities Portfolio	3,435,676	139,247,940
TOTAL DOMESTIC EQUITIES		7,079,843,585
INTERNATIONAL EQUITIES — (25.2%)
International Core Equity Portfolio	101,730,043	1,625,646,091
Emerging Markets Core Equity Portfolio	30,577,786	714,908,641
DFA International Real Estate Securities Portfolio	13,318,748	44,617,805
TOTAL INTERNATIONAL EQUITIES		2,385,172,537
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,764,541,959)^^		$9,465,016,122
Summary of the Global Fund's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$9,465,016,122	—	—	$9,465,016,122
Total Investments in Securities	$9,465,016,122	—	—	$9,465,016,122

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (45.0%)
U.S. Core Equity 2 Portfolio	31,002,361	$1,232,343,864
U.S. Core Equity 1 Portfolio	9,265,432	413,145,604
DFA Real Estate Securities Portfolio	820,324	33,247,737
TOTAL DOMESTIC EQUITIES		1,678,737,205
INTERNATIONAL EQUITIES — (15.2%)
International Core Equity Portfolio	24,286,474	388,097,856
Emerging Markets Core Equity Portfolio	7,270,868	169,992,891
DFA International Real Estate Securities Portfolio	3,209,643	10,752,302
TOTAL INTERNATIONAL EQUITIES		568,843,049
FIXED INCOME (DOMESTIC) — (2.5%)
DFA Inflation-Protected Securities Portfolio	8,557,255	93,359,650
FIXED INCOME (INTERNATIONAL) — (37.3%)
DFA Selectively Hedged Global Fixed Income Portfolio	60,279,358	556,378,477
DFA Short-Term Extended Quality Portfolio	35,445,910	369,700,837
DFA Global Core Plus Fixed Income Portfolio	20,536,207	186,879,480
DFA Five-Year Global Fixed Income Portfolio	18,240,884	183,503,296
DFA World ex U.S. Government Fixed Income Portfolio	11,102,174	93,813,372
TOTAL FIXED INCOME (INTERNATIONAL)		1,390,275,462
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,325,271,057)^^		$3,731,215,366
Summary of the Global Fund's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$3,731,215,366	—	—	$3,731,215,366
Total Investments in Securities	$3,731,215,366	—	—	$3,731,215,366

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.7%)
U.S. Core Equity 2 Portfolio	2,297,798	$91,337,457
U.S. Core Equity 1 Portfolio	683,441	30,474,630
DFA Real Estate Securities Portfolio	60,264	2,442,497
TOTAL DOMESTIC EQUITIES		124,254,584
INTERNATIONAL EQUITIES — (6.3%)
International Core Equity Portfolio	1,784,072	28,509,465
Emerging Markets Core Equity Portfolio	538,308	12,585,651
DFA International Real Estate Securities Portfolio	233,866	783,451
TOTAL INTERNATIONAL EQUITIES		41,878,567
FIXED INCOME (DOMESTIC) — (11.0%)
DFA Inflation-Protected Securities Portfolio	6,721,315	73,329,550
FIXED INCOME (INTERNATIONAL) — (64.0%)
DFA Two-Year Global Fixed Income Portfolio	20,447,215	199,564,820
DFA Short-Term Extended Quality Portfolio	19,133,731	199,564,817
DFA World ex U.S. Government Fixed Income Portfolio	3,171,191	26,796,562
TOTAL FIXED INCOME (INTERNATIONAL)		425,926,199
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $556,621,304)		$665,388,900
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $117,492)	117,492	117,492
TOTAL INVESTMENTS — (100.0%) (Cost $556,738,796)^^		$665,506,392
Summary of the Global Fund's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$665,388,900	—	—	$665,388,900
Temporary Cash Investments	117,492	—	—	117,492
Total Investments in Securities	$665,506,392	—	—	$665,506,392

ORGANIZATION
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2025, the Fund consisted of ten portfolios (the “Portfolios”), of which three are “Stand-alone Funds”, four are “Feeder Funds” in a master-feeder structure, and three are “Fund of Funds”.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a “Master Fund”). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies (“Underlying Funds”) held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”) and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$3,116,536
U.S. Large Cap Value Portfolio III	2,176,312
DFA International Value Portfolio	7,397,556
DFA International Value Portfolio III	1,940,411
Emerging Markets Portfolio II	2,924
DFA Two-Year Fixed Income Portfolio	118,567
DFA Two-Year Government Portfolio	144,436
Global Equity Portfolio	3,937,490
Global Allocation 60/40 Portfolio	2,366,202
Global Allocation 25/75 Portfolio	566,472
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.